Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 14,127	$ 13,384	$ 8,624	$ 40,221	$ 21,870